INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
Our equity in net income from the investment described in the preceding paragraph is shown below:

	2013	2012	2011
ClubCorp's equity in net income, excluding amortization	$4,400	$3,819	$3,487
Amortization	(2,008)	(2,008)	(2,008)
ClubCorp's equity in net income	$2,392	$1,811	$1,479